JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.1%
Cadre Holdings, Inc.	131	4,963
Hexcel Corp.	75	4,642
Moog, Inc., Class A	36	7,248
		16,853
Automobile Components — 2.0%
LCI Industries	72	8,728
Modine Manufacturing Co. *	76	10,048
Patrick Industries, Inc.	41	5,818
Visteon Corp. *	66	6,252
		30,846
Automobiles — 0.2%
Winnebago Industries, Inc.	65	3,795
Banks — 8.9%
BancFirst Corp.	73	7,689
Camden National Corp.	218	9,027
City Holding Co.	40	4,645
Columbia Banking System, Inc.	319	8,332
First Busey Corp.	353	9,185
First Commonwealth Financial Corp.	375	6,426
First Merchants Corp.	167	6,204
Heritage Commerce Corp.	538	5,315
Independent Bank Corp.	82	4,845
Independent Bank Corp.	301	10,038
Old National Bancorp	506	9,444
Pinnacle Financial Partners, Inc.	53	5,144
Premier Financial Corp.	294	6,915
Provident Financial Services, Inc.	379	7,034
QCR Holdings, Inc.	94	6,997
Simmons First National Corp., Class A	363	7,816
SouthState Corp.	121	11,733
TriCo Bancshares	136	5,789
WSFS Financial Corp.	151	7,719
		140,297
Beverages — 0.5%
Primo Water Corp.	331	8,368
Biotechnology — 7.7%
Agios Pharmaceuticals, Inc. *	132	5,881
Alector, Inc. *	326	1,517
Allogene Therapeutics, Inc. *	327	916
Amicus Therapeutics, Inc. *	709	7,575
Apellis Pharmaceuticals, Inc. *	144	4,155
Arrowhead Pharmaceuticals, Inc. *	174	3,378
Biohaven Ltd. *	36	1,798
Blueprint Medicines Corp. *	97	8,926
Cytokinetics, Inc. *	106	5,612

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	232	13,275
Insmed, Inc. *	147	10,716
Kyverna Therapeutics, Inc. * (a)	223	1,090
Madrigal Pharmaceuticals, Inc. *	6	1,279
Natera, Inc. *	47	5,946
REGENXBIO, Inc. *	251	2,635
Relay Therapeutics, Inc. *	491	3,475
REVOLUTION Medicines, Inc. *	229	10,395
Twist Bioscience Corp. *	199	8,993
Vaxcyte, Inc. *	123	14,057
Verve Therapeutics, Inc. *	141	684
Viking Therapeutics, Inc. *	74	4,664
Xenon Pharmaceuticals, Inc. (Canada) *	118	4,624
		121,591
Broadline Retail — 0.2%
Global-e Online Ltd. (Israel) *	84	3,222
Building Products — 3.3%
AAON, Inc.	107	11,573
AZZ, Inc.	93	7,670
CSW Industrials, Inc.	22	7,917
Hayward Holdings, Inc. *	566	8,686
Simpson Manufacturing Co., Inc.	44	8,462
UFP Industries, Inc.	59	7,689
		51,997
Capital Markets — 3.4%
Donnelley Financial Solutions, Inc. *	126	8,260
Evercore, Inc., Class A	39	9,927
Hamilton Lane, Inc., Class A	112	18,900
Piper Sandler Cos.	31	8,797
Virtus Investment Partners, Inc.	33	6,983
		52,867
Chemicals — 1.9%
Hawkins, Inc.	30	3,866
HB Fuller Co.	122	9,653
Innospec, Inc.	66	7,499
Quaker Chemical Corp.	20	3,325
Stepan Co.	78	6,071
		30,414
Commercial Services & Supplies — 2.1%
ACV Auctions, Inc., Class A *	327	6,636
Aris Water Solutions, Inc., Class A	272	4,588
Casella Waste Systems, Inc., Class A *	118	11,764
MSA Safety, Inc.	54	9,609
		32,597

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.2%
Ciena Corp. *	59	3,658
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	5	1,882
MasTec, Inc. *	47	5,858
Valmont Industries, Inc.	28	8,027
		15,767
Construction Materials — 0.5%
Eagle Materials, Inc.	26	7,440
Consumer Staples Distribution & Retail — 1.1%
Chefs' Warehouse, Inc. (The) *	190	7,972
Sprouts Farmers Market, Inc. *	80	8,900
		16,872
Containers & Packaging — 0.3%
Pactiv Evergreen, Inc.	402	4,629
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	63	8,872
Graham Holdings Co., Class B	7	5,677
		14,549
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	202	6,884
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.	150	4,556
Electric Utilities — 0.5%
Portland General Electric Co.	167	8,015
Electrical Equipment — 0.8%
Bloom Energy Corp., Class A * (a)	380	4,018
NEXTracker, Inc., Class A *	134	5,008
Vicor Corp. *	86	3,612
		12,638
Electronic Equipment, Instruments & Components — 2.7%
Fabrinet (Thailand) *	28	6,634
Insight Enterprises, Inc. *	18	3,946
Knowles Corp. *	330	5,954
Littelfuse, Inc.	24	6,304
Plexus Corp. *	37	5,078
ScanSource, Inc. *	81	3,866
TTM Technologies, Inc. *	301	5,486
Vishay Intertechnology, Inc.	292	5,521
		42,789
Energy Equipment & Services — 2.4%
Cactus, Inc., Class A	252	15,005
ChampionX Corp.	284	8,565
Noble Corp. plc (a)	101	3,645

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
TechnipFMC plc (United Kingdom)	239	6,276
Weatherford International plc	45	3,812
		37,303
Financial Services — 2.1%
AvidXchange Holdings, Inc. *	333	2,702
PennyMac Financial Services, Inc.	148	16,840
Radian Group, Inc.	293	10,179
Remitly Global, Inc. *	276	3,696
		33,417
Food Products — 1.4%
Dole plc	260	4,234
Flowers Foods, Inc.	183	4,238
Freshpet, Inc. *	69	9,414
Utz Brands, Inc.	270	4,776
		22,662
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	71	8,839
ONE Gas, Inc.	113	8,434
Southwest Gas Holdings, Inc.	41	3,015
		20,288
Ground Transportation — 0.5%
Marten Transport Ltd.	454	8,042
Health Care Equipment & Supplies — 2.5%
Alphatec Holdings, Inc. *	374	2,078
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	108	4,669
Glaukos Corp. *	32	4,196
Inari Medical, Inc. *	114	4,713
Inmode Ltd. *	202	3,432
iRhythm Technologies, Inc. *	83	6,173
Lantheus Holdings, Inc. *	31	3,366
PROCEPT BioRobotics Corp. *	68	5,474
TransMedics Group, Inc. *	9	1,347
Utah Medical Products, Inc.	56	3,755
		39,203
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	84	5,325
Concentra Group Holdings Parent, Inc. *	188	4,192
Encompass Health Corp.	158	15,278
Ensign Group, Inc. (The)	61	8,805
PACS Group, Inc. * (a)	144	5,748
Patterson Cos., Inc.	315	6,883
		46,231
Health Care REITs — 0.5%
CareTrust REIT, Inc.	264	8,163

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 0.9%
Evolent Health, Inc., Class A *	336	9,510
Waystar Holding Corp. *	154	4,280
		13,790
Hotel & Resort REITs — 0.5%
RLJ Lodging Trust	312	2,866
Sunstone Hotel Investors, Inc.	425	4,382
		7,248
Hotels, Restaurants & Leisure — 3.1%
Bloomin' Brands, Inc.	138	2,278
Boyd Gaming Corp.	127	8,230
Everi Holdings, Inc. *	251	3,297
First Watch Restaurant Group, Inc. *	237	3,697
Life Time Group Holdings, Inc. *	378	9,240
Marriott Vacations Worldwide Corp.	33	2,437
Planet Fitness, Inc., Class A *	104	8,444
Six Flags Entertainment Corp.	189	7,601
Texas Roadhouse, Inc.	18	3,093
		48,317
Household Durables — 1.5%
La-Z-Boy, Inc.	112	4,823
M/I Homes, Inc. *	51	8,750
Meritage Homes Corp.	24	4,969
Sonos, Inc. *	435	5,341
		23,883
Industrial REITs — 1.1%
Plymouth Industrial REIT, Inc.	204	4,614
Terreno Realty Corp.	182	12,168
		16,782
Insurance — 1.5%
Safety Insurance Group, Inc.	121	9,881
Selective Insurance Group, Inc.	151	14,090
		23,971
Interactive Media & Services — 0.5%
IAC, Inc. *	145	7,828
IT Services — 1.0%
ASGN, Inc. *	56	5,234
DigitalOcean Holdings, Inc. *	131	5,298
Globant SA *	23	4,411
		14,943
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc. *	113	2,254
Maravai LifeSciences Holdings, Inc., Class A *	439	3,652
		5,906

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 5.0%
Alamo Group, Inc.	34	6,088
Atmus Filtration Technologies, Inc.	144	5,422
Chart Industries, Inc. *	53	6,556
Enpro, Inc.	31	5,093
Esab Corp.	73	7,740
ITT, Inc.	42	6,255
John Bean Technologies Corp.	42	4,181
Kadant, Inc.	24	8,008
Mueller Industries, Inc.	104	7,681
SPX Technologies, Inc. *	57	9,059
Toro Co. (The)	48	4,191
Watts Water Technologies, Inc., Class A	37	7,573
		77,847
Media — 0.3%
John Wiley & Sons, Inc., Class A	109	5,243
Multi-Utilities — 0.5%
Unitil Corp.	119	7,241
Office REITs — 0.9%
COPT Defense Properties	221	6,689
Highwoods Properties, Inc.	206	6,920
		13,609
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	54	7,011
CNX Resources Corp. *	204	6,637
Magnolia Oil & Gas Corp., Class A (a)	312	7,619
Matador Resources Co.	250	12,362
SM Energy Co.	74	2,954
		36,583
Personal Care Products — 0.9%
Edgewell Personal Care Co.	168	6,117
elf Beauty, Inc. *	24	2,603
Inter Parfums, Inc.	47	6,023
		14,743
Pharmaceuticals — 1.1%
Arvinas, Inc. *	171	4,215
Intra-Cellular Therapies, Inc. *	124	9,074
Prestige Consumer Healthcare, Inc. *	66	4,725
		18,014
Professional Services — 2.3%
CBIZ, Inc. *	57	3,832
ExlService Holdings, Inc. *	260	9,916
UL Solutions, Inc., Class A	136	6,719
Verra Mobility Corp. *	558	15,509
		35,976

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 1.0%
American Homes 4 Rent, Class A	123	4,703
Centerspace	73	5,155
Independence Realty Trust, Inc.	320	6,569
		16,427
Retail REITs — 1.3%
Agree Realty Corp.	143	10,756
Kite Realty Group Trust	356	9,455
		20,211
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc. (Japan) *	375	8,743
Credo Technology Group Holding Ltd. *	220	6,776
Diodes, Inc. *	76	4,860
MACOM Technology Solutions Holdings, Inc. *	32	3,518
MKS Instruments, Inc.	41	4,450
Onto Innovation, Inc. *	31	6,494
Rambus, Inc. *	162	6,849
Synaptics, Inc. *	53	4,092
		45,782
Software — 6.0%
Appfolio, Inc., Class A *	14	3,391
BlackLine, Inc. *	161	8,899
Box, Inc., Class A *	182	5,962
Braze, Inc., Class A *	101	3,265
Clear Secure, Inc., Class A	190	6,303
Confluent, Inc., Class A *	275	5,606
CyberArk Software Ltd. *	15	4,341
Elastic NV *	25	1,923
Freshworks, Inc., Class A *	497	5,701
Gitlab, Inc., Class A *	82	4,207
Informatica, Inc., Class A *	163	4,117
JFrog Ltd. (Israel) *	176	5,103
MARA Holdings, Inc. * (a)	131	2,117
Rubrik, Inc., Class A * (a)	47	1,522
SentinelOne, Inc., Class A *	253	6,057
Smartsheet, Inc., Class A *	105	5,783
Varonis Systems, Inc. *	113	6,403
Vertex, Inc., Class A *	205	7,908
Workiva, Inc. *	71	5,606
		94,214
Specialized REITs — 0.5%
CubeSmart	94	5,064
Rayonier, Inc.	103	3,311
		8,375
Specialty Retail — 1.8%
Arhaus, Inc. (a)	231	2,841

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Floor & Decor Holdings, Inc., Class A *	28	3,472
Group 1 Automotive, Inc.	27	10,314
Lithia Motors, Inc., Class A	25	7,871
Urban Outfitters, Inc. *	101	3,892
		28,390
Textiles, Apparel & Luxury Goods — 1.6%
Carter's, Inc.	81	5,242
Kontoor Brands, Inc.	108	8,828
Steven Madden Ltd.	163	7,999
Wolverine World Wide, Inc.	161	2,810
		24,879
Trading Companies & Distributors — 4.9%
Air Lease Corp.	92	4,177
Applied Industrial Technologies, Inc.	103	22,976
Beacon Roofing Supply, Inc. *	79	6,808
FTAI Aviation Ltd.	105	14,001
McGrath RentCorp	66	6,910
Rush Enterprises, Inc., Class A	155	8,184
SiteOne Landscape Supply, Inc. *	33	5,061
WESCO International, Inc.	49	8,166
		76,283
Water Utilities — 0.4%
American States Water Co.	81	6,786
Total Common Stocks (Cost $1,199,817)		1,539,224
Short-Term Investments — 3.0%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $33,046)	33,038	33,058
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $14,643)	14,643	14,643
Total Short-Term Investments (Cost $47,689)		47,701
Total Investments — 100.8% (Cost $1,247,506)		1,586,925
Liabilities in Excess of Other Assets — (0.8)%		(13,033)
NET ASSETS — 100.0%		1,573,892

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $14,069.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,586,925	$—	$—	$1,586,925

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$28,927	$87,648	$83,532	$3	$12	$33,058	33,038	$539	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	43,749	59,261	88,370	2	1	14,643	14,643	392	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	5,016	20,318	25,334	—	—	—	—	46	—
Total	$77,692	$167,227	$197,236	$5	$13	$47,701		$977	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.